As filed with the Securities and Exchange Commission on May 25, 2007
================================================================================
                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-21994


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-2
(Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]  Pre-Effective Amendment No.
[ ]  Post-Effective Amendment No. _

and

[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 3

     First Trust/Gallatin Specialty Finance and Financial Opportunities Fund
          Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

      Eric F. Fess, Esq.                        Thomas A. Hale
    Chapman and Cutler LLP         Skadden, Arps, Slate, Meagher & Flom LLP
    111 West Monroe Street                   333 West Wacker Drive
   Chicago, Illinois 60603                  Chicago, Illinois 60606


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

--------------------

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c)

     [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-141457.

--------------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
  Title of Securities            Amount             Proposed Maximum         Proposed Maximum           Amount of
         Being                   Being              Offering Price         Aggregate Offering         Registration
      Registered              Registered(1)            Per Unit                 Price(2)                   Fee
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
  Common Shares, $0.01           145,000                 $20.00               $2,900,000                $89.03
       par value
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

(1) All of which may be purchased pursuant to an over-allotment option of 1,845,000 shares granted by the Registrant to the Underwriters.

(2) Estimated solely for the purpose of calculating the registration fee.



Explanatory Note and Incorporation by Reference



This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-141457) filed by First Trust/Gallatin Specialty Finance and Financial Opportunities Fund (the "Registrant") with the Securities and Exchange Commission, declared effective May 25, 2007, are incorporated herein by reference. On May 24, 2007, the Registrant registered 14,000,000 common shares in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-2. When the common shares previously registered are combined with the common shares registered herein, the total number of shares registered by the Registrant is 14,145,000 shares. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

================================================================================

                           PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1. Financial Statements:

      Part A -- None.

      Part B -- Statement of Assets and Liabilities

2. Exhibits:

a.    Declaration of Trust dated March 20, 2007. (1)

b.    By-Laws of Fund dated April 16, 2007. (2)

c.    None.

d.    Form of Share Certificate. (3)

e.    Terms and Conditions of the Dividend Reinvestment Plan. (3)

f.    None.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P. (3)

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and Gallatin Asset Management, Inc. (3)

h.1   Form of Underwriting Agreement. (3)

i.    None.

j. Form of Custodian Services Agreement between Registrant and PFPC Trust Company. (3)

k.1 Form of Transfer Agency Services Agreement between Registrant and PFPC Inc. (3)

k.2   Form of Administration and Accounting Services Agreement. (3)

l.1   Opinion and consent of Chapman and Cutler LLP. (4)

l.2   Opinion and consent of Bingham McCutchen LLP. (3)

m.    None.

n.    Consent of Independent Registered Public Accounting Firm. (4)

o.    None.

p.    Subscription Agreement between Registrant and First Trust Advisors L.P.
      (3)

q.    None.

r.1   Code of Ethics of Registrant. (3)

r.2   Code of Ethics of First Trust Portfolios L.P. (3)

r.3   Code of Ethics of First Trust Advisors L.P. (3)

r.4   Code of Ethics of Gallatin Asset Management, Inc. (3)

s.    Powers of Attorney. (2)

----------------------------------

(1) Filed on March 21, 2007 in Registrant's Registration Statement on Form N-2 (File No. 333-141457) and incorporated herein by reference.

(2) Filed on April 27, 2007 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-141457) and incorporated herein by reference.

(3) Filed on May 24, 2007 in Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2 (File No. 333-141457) and incorporated herein by reference.

(4) Filed herewith.


Item 26: Marketing Arrangements

     Reference is made to the Form of Underwriting Agreement among the Registrant, First Trust Advisors L.P., Gallatin Asset Management, Inc. and the Underwriters for the Registrant's common shares of beneficial interest as filed on May 24, 2007, as exhibit h.1 to Registrant's Registration Statement on Form N-2 (File No. 333-141457) and incorporated herein by reference.

Item 27: Other Expenses of Issuance and Distribution

------------------------------------------------------------ -----------------
Securities and Exchange Commission Fees                      $  6,140
------------------------------------------------------------ -----------------
National Association of Securities Dealers, Inc. Fees        $ 45,500
------------------------------------------------------------ -----------------
Printing and Engraving Expenses                              $203,258
------------------------------------------------------------ -----------------
Legal Fees                                                   $200,000
------------------------------------------------------------ -----------------
Listing Fees                                                 $ 30,000
------------------------------------------------------------ -----------------
Accounting Expenses                                          $ 10,500
------------------------------------------------------------ -----------------
Blue Sky Filing Fees and Expenses                            $      0
------------------------------------------------------------ -----------------
Miscellaneous Expenses                                       $ 75,000
------------------------------------------------------------ -----------------
Total                                                        $570,398
------------------------------------------------------------ -----------------


Item 28: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 29: Number of Holders of Securities

     At May 24, 2007:

-------------------------------------- --------------------------------------
Title of Class                         Number of Record Holders
-------------------------------------- --------------------------------------
Common Shares, $0.01 par value         1
-------------------------------------- --------------------------------------

Item 30: Indemnification

Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or
         (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not

         Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

Section 9 of the Underwriting Agreement provides as follows:

9.       Indemnification and Contribution.

         (a) The Fund, the Adviser and the Sub-Adviser, jointly and severally, agree to indemnify and hold harmless each of you and each other Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, from and against any and all losses, claims, damages, liabilities and expenses, joint or several (including reasonable costs of investigation), that (i) arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or in the Registration Statement as amended by any post-effective amendment thereof by the Fund) or arises out of or is based upon any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading or (ii) arises out of or is based any untrue statement or alleged untrue statement of a material fact included in any Preliminary Prospectus, any Road Show Material, the Disclosure Package, any Sales Material or the Prospectus (as it may be amended or supplemented) or arises out of or is based upon any omission or alleged omission to state a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading; except with respect to either of the foregoing clause (i) and (ii) insofar as such losses, claims, damages, liabilities or expenses arise out of or are based upon any untrue statement or omission or alleged untrue statement or omission which has been made therein or omitted therefrom in reliance upon and in conformity with the information relating to such Underwriters furnished in writing to the Fund by or on behalf of any Underwriter through you expressly for use in connection therewith. The foregoing indemnity agreement shall be in addition to any liability which the Fund, the Adviser or the Sub-Adviser may otherwise have.

         (b) If any action, suit or proceeding shall be brought against any Underwriter or any person controlling any Underwriter in respect of which indemnity may be sought against the Fund, the Adviser, or the Sub-Adviser, such Underwriter or such controlling person shall promptly notify in writing the Fund, the Adviser, or the Sub-Adviser and the Fund, the Adviser or the Sub-Adviser shall assume the defense thereof, including the employment of counsel and the payment of all fees and expenses. Such Underwriter or any such controlling person shall have the right to employ separate counsel in any such action, suit or proceeding and to participate in the defense thereof, but the fees and expenses of such counsel shall be at the expense of such Underwriter or controlling person unless (i) the Fund, the Adviser or the Sub-Adviser have agreed in writing to pay such fees and expenses, (ii) the Fund, the Adviser or the Sub-Adviser have failed within a reasonable time to assume the defense and employ counsel or (iii) the named parties to any such action, suit or proceeding (including any impleaded parties) include both such Underwriter or such controlling person and the Fund, the Adviser or the Sub-Adviser and such Underwriter or such controlling person shall have been advised by its counsel that representation of such indemnified party and the Fund, the Adviser or the Sub-Adviser by the same counsel would be inappropriate under applicable standards of professional conduct (whether or not such representation by the same counsel has been proposed) due to actual or potential differing interests between them (in which case the Fund, the Adviser and the Sub-Adviser shall not have the right to assume the defense of such action, suit or proceeding on behalf of such Underwriter or such controlling person). It is understood, however, that the Fund, the Adviser and the Sub-Adviser shall, in connection with any one such action, suit or proceeding or separate but substantially similar or related actions, suits or proceedings in the same jurisdiction arising out of the same general allegations or circumstances, be liable for the reasonable fees and expenses of only one separate firm of attorneys (in addition to any local counsel if there is any action, suit or proceeding in more than one jurisdiction) at any time for all such Underwriters and controlling persons not having actual or potential differing interests with you or among themselves, which firm shall be designated in writing by the Representatives and that, subject to the requirements of 1940 Act

               Release No. 11330, all such fees and expenses shall be reimbursed promptly as they are incurred. The Fund, the Adviser and the Sub-Adviser shall not be liable for any settlement of any such action, suit or proceeding effected without the written consent of the Fund, the Adviser or the Sub-Adviser, but if settled with such written consent or if there be a final judgment for the plaintiff in any such action, suit or proceeding, the Fund, the Adviser and the Sub-Adviser agree to indemnify and hold harmless any Underwriter, to the extent provided in the preceding paragraph and any such controlling person from and against any loss, liability, damage or expense by reason by such settlement or judgment.

         (c) Each Underwriter agrees, severally and not jointly, to indemnify and hold harmless the Fund, the Adviser and the Sub-Adviser, their trustees, directors, partners, members or managers, any officers of the Fund who sign the Registration Statement and any person who controls the Fund, the Adviser or the Sub-Adviser within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, to the same extent as the foregoing indemnity from the Fund, the Adviser and the Sub-Adviser to each Underwriter, but only with respect to information relating to such Underwriter furnished in writing by or on behalf of such Underwriter through you expressly for use in the Registration Statement, the Disclosure Package, any Road Show Materials, any Sales Materials, the Prospectus or any Preliminary Prospectus (or any amendment or supplement thereto). If any action, suit or proceeding shall be brought against the Fund, the Adviser or the Sub-Adviser, any of their trustees, directors, partners, members or managers, any such officer or any such controlling person, based on the Registration Statement, the Disclosure Package, any Road Show Materials, any Sales Materials, the Prospectus or any Preliminary Prospectus (or any amendment or supplement thereto) and in respect of which indemnity may be sought against any Underwriter pursuant to this paragraph (c), such Underwriter shall have the rights and duties given to each of the Fund, the Adviser and the Sub-Adviser by paragraph (b) above (except that if the Fund, the Adviser or the Sub-Adviser shall have assumed the defense thereof such Underwriter shall not be required to do so, but may employ separate counsel therein and participate in the defense thereof, but the fees and expenses of such counsel shall be at such Underwriter's expense) and the Fund, the Adviser and the Sub-Adviser, their trustees, directors, partners, managers or members, any such officer and any such controlling person shall have the rights and duties given to the Underwriters by paragraph
               (b) above. The foregoing indemnity agreement shall be in addition to any liability which the Underwriters may otherwise have.

         (d) If the indemnification provided for in this Section 9 is unavailable to an indemnified party under paragraphs (a) or (c) hereof in respect of any losses, claims, damages, liabilities or expenses referred to therein, then an indemnifying party, in lieu of indemnifying such indemnified party, shall contribute to the amount paid or payable by such indemnified party as a result of such losses, claims, damages, liabilities or expenses (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other from the offering of the Shares or (ii) if the allocation provided by clause (i) above is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) and of the Underwriters on the other in connection with the statements or omissions which resulted in such losses, claims, damages, liabilities or expenses, as well as any other relevant equitable considerations. The relative benefits received by the Fund, the Adviser and the Sub-Adviser on the one hand

               (treated jointly for this purpose as one person) and the Underwriters on the other shall be deemed to be in the same proportion that the total net proceeds from the offering (before deducting expenses) received by the Fund bear to the total underwriting discounts and commissions received by the Underwriters, in each case, as set forth in the table on the cover page of the Prospectus. The relative fault of the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) and of the Underwriters on the other shall be determined by reference to, among other things, whether the untrue or alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information supplied by the Fund, the Adviser and the Sub-Adviser on the one hand (treated jointly for this purpose as one person) or by the Underwriters on the other and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.

         (e) The Fund, the Adviser, the Sub-Adviser and the Underwriters agree that it would not be just and equitable if contribution pursuant to this Section 9 were determined by pro rata allocation (even if the Underwriters were treated as one entity for such purpose) or by any other method of allocation that does not take account of the equitable considerations referred to in paragraph (d) above. The amount paid or payable by an indemnified party as a result of the losses, claims, damages, liabilities and expenses referred to in paragraph (d) above shall be deemed to include, subject to the limitations set forth above, any legal or other expenses reasonably incurred by such indemnified party in connection with investigating any claim or defending any such action, suit or proceeding. Notwithstanding the provisions of this Section 9, no Underwriter shall be required to contribute any amount in excess of the amount by which the total price of the Shares underwritten by it and distributed to the public exceeds the amount of any damages which such Underwriter has otherwise been required to pay by reason of such untrue or alleged untrue statement or omission or alleged omission. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. The Underwriters' obligations to contribute pursuant to this Section 9 are several in proportion to the respective number of Shares set forth opposite their names in Schedule I (or such number of Shares increased as set forth in Section 11 hereof) and not joint.

         (f) No indemnifying party shall, without the prior written consent of the indemnified party, effect any settlement of any pending or threatened action, suit or proceeding in respect of which any indemnified party is or could have been a party and indemnity could have been sought hereunder by such indemnified party, unless such settlement includes an unconditional release of such indemnified party from all liability from claimants on claims that are the subject matter of such action, suit or proceeding.

         (g) Any losses, claims, damages, liabilities or expenses for which an indemnified party is entitled to indemnification or contribution under this Section 8 shall, subject to the requirements of Release No. 11330, be paid by the indemnifying party to the indemnified party as such losses, claims, damages, liabilities or expenses are incurred. The indemnity and contribution agreements contained in this Section 9 and the representations and warranties of each of the Fund, the Adviser and the Sub-Adviser set forth in this Agreement shall remain operative and in full force and effect, regardless of (i) any investigation made by or on behalf of any Underwriter or any person controlling any Underwriter, the Fund, the Adviser, the Sub-Adviser or their trustees, directors, partners, managers, members, officers or any person controlling the Fund, the Adviser or the Sub-Adviser, (ii) acceptance of any Shares and payment therefor hereunder and (iii) any termination of this Agreement. A successor to any Underwriter or to the Fund, the Adviser or the Sub-Adviser or their trustees, directors, partners, managers, members, officers or any person controlling the Fund, the Adviser or the Sub-Adviser shall be entitled to the benefits of the indemnity, contribution and reimbursement agreements contained in this Section 9.

         The Fund, the Adviser and the Sub-Adviser each acknowledge that the statements with respect to (1) the public offering price of the Shares as set forth on the cover page of the Prospectus and (2) as set forth under the caption "Underwriting" in the Prospectus (i) the names of the Underwriters, (ii) the number of Firm Shares set forth opposite the name of each Underwriter, (iii) the amount of the selling concessions and reallowances of selling concessions set forth in the first sentence of the fourth paragraph, (iv) the sixteenth paragraph and (v) the final paragraph constitute the only information furnished in writing by or on behalf of any Underwriter through the Representative to the Fund expressly for use with reference to such Underwriter in the Registration Statement or in the Prospectus (as amended or supplemented). The Underwriters severally confirm that these statements are correct in all material respects and were so furnished by or on behalf of the Underwriters severally for use in the Prospectus.


Item 31: Business and Other Connections of Investment Advisers

a) First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the fund and also serves as adviser or sub-adviser to 25 mutual funds, 32 exchange-traded funds and 13 other closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


Information as to Other Business, Profession, Vocation or Employment During Past Two Years of the Officers and Directors of First Trust Advisors is as follows:

NAME AND POSITION WITH FIRST TRUST ADVISORS                  EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP


                                     - 11 -


NAME AND POSITION WITH FIRST TRUST ADVISORS                  EMPLOYMENT DURING PAST TWO YEARS

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and Senior Vice    Senior Vice President, FTP
President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP; Associate, Jones Day,
                                                             2002 to December 2005

John Vasko, Assistant General Counsel                        Senior Counsel, Michaels and May, October 2006 to May
                                                             2007; Assistant General Counsel, ARAMARK Corporation

Pamela Wirt, Assistant General Counsel                       Of Counsel, Vedder, Price, Kaufman and Kammholz, P.C.,
                                                             February 2006 to January 2007; Independent Contractor
                                                             Attorney SBA Network Services, Inc.

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since January 2005; Executive
                                                             Director, Van Kampen Asset Management and Morgan Stanley
                                                             Investment Management, 1999 to January 2005

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Joseph McDermott, Chief Compliance Officer and Senior Vice   Senior Vice President, FTP since April 2006; CCO Driehaus
President                                                    Capital Management LLC, Driehaus Securities LLC and
                                                             Driehaus Mutual Funds, January 2004 to April 2006


                                     - 12 -


NAME AND POSITION WITH FIRST TRUST ADVISORS                  EMPLOYMENT DURING PAST TWO YEARS

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                        Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

James P. Koeneman, Vice President                            Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP since August 2005; Vice President
                                                             BondWave LLC, May 2004 to August 2005

Michael Zinsky, Vice President                               Vice President, FTP since April 2005; Senior Tax Manager,
                                                             Blackman Kallick, September 2004 through April 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP

b) Sub-Adviser. Gallatin Asset Management, Inc. serves as an investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and (ii) the Form ADV of Gallatin Asset Management, Inc. (File No. 801-64561) filed with the Commission, all of which are incorporated herein by reference.

Item 32: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.


Item 33: Management Services

Not applicable.


Item 34: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 25th day of May, 2007.

                                     FIRST TRUST/GALLATIN SPECIALTY FINANCE
                                        AND FINANCIAL OPPORTUNITIES FUND

                                     By: /s/ James A. Bowen
                                         ---------------------------------
                                         James A. Bowen, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

------------------------ ------------------------------------  -----------------
Signature                Title                                 Date
------------------------ ------------------------------------  -----------------
/s/ James A. Bowen       President, Chairman of the Board      May 25, 2007
---------------------    and Trustee (Principal Executive
James A. Bowen           Officer)
------------------------ ----------------------------------   -----------------
/s/ Mark R. Bradley      Chief Financial Officer and           May 25, 2007
---------------------    Treasurer (Principal Financial
Mark R. Bradley          and Accounting Officer)
----------------------   -------------------------------- ----------------------
Richard E. Erickson (1)  Trustee                       )
----------------------   ------------------------------ By: /s/ W. Scott Jardine
Thomas R. Kadlec(1)      Trustee                       )    --------------------
----------------------   ------------------------------      W. Scott Jardine
Robert F. Keith(1)       Trustee                       )     Attorney-In-Fact
----------------------   ------------------------------      May 25, 2007
Niel B. Nielson(1)       Trustee                       )
----------------------   ------------------------------- -----------------------

(1) Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf the Post-Effective Amendment No. 1 is filed, were previously executed and were filed as an exhibit on April 27, 2007 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-141457).

                                INDEX TO EXHIBITS



l.1   Opinion and consent of Chapman and Cutler LLP

n     Consent of Independent Registered Public Accounting Firm